Offerings	Jun. 01, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	3,089,100
Proposed Maximum Offering Price per Unit | $ / shares	14.07
Maximum Aggregate Offering Price	$ 43,463,637
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,002.33
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, par value $0.00001 per share (“Common Stock”), that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(3)
Estimated in accordance with Rule 457(c) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $14.07 per share, which is the average of the high and low prices of Common Stock on May 26, 2026, as reported on the Nasdaq Capital Market.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per shares
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Amount of Registration Fee	$ 27,620
Offering Note

(2)
There are being registered pursuant to the registration statement such indeterminate number of (a) shares of Common Stock, (b) shares of Preferred Stock, (c) warrants to purchase Common Stock or Preferred Stock of the Registrant, (d) subscription rights to purchase Common Stock, Preferred Stock, warrants or units consisting of some or all of these securities of the Registrant, and (e) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the Registration Statement with an aggregate initial offering price not to exceed $200,000,000, or the equivalent thereof in foreign currencies.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered under the Registration Statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.

Any securities registered under the Registration Statement may be sold separately or as units with other securities registered under the Registration Statement.